John Hancock

U.S. Quality Growth Fund

Quarterly portfolio holdings 6/30/19

Fund’s investments

As of 6-30-19 (unaudited)

	Shares	Value
Common stocks 98.6%		$841,820,293
(Cost $663,985,297)
Communication services 11.2%		95,762,823

Interactive media and services 10.1%
Alphabet, Inc., Class A (A)	44,774	48,481,287
Facebook, Inc., Class A (A)	194,296	37,499,128
Media 1.1%
Comcast Corp., Class A	231,372	9,782,408
Consumer discretionary 13.8%		117,892,262

Household durables 1.3%
NVR, Inc. (A)	3,310	11,155,528
Internet and direct marketing retail 6.7%
Amazon.com, Inc. (A)	30,058	56,918,731
Specialty retail 5.8%
Ross Stores, Inc.	118,680	11,763,562
The Home Depot, Inc.	116,877	24,306,910
The TJX Companies, Inc.	259,976	13,747,531
Consumer staples 1.3%		11,334,224

Food and staples retailing 1.3%
Sysco Corp.	160,269	11,334,224
Financials 8.6%		73,899,456

Capital markets 4.0%
Intercontinental Exchange, Inc.	130,224	11,191,451
S&P Global, Inc.	59,621	13,581,068
TD Ameritrade Holding Corp.	190,266	9,498,079
Consumer finance 1.6%
American Express Company	111,511	13,764,918
Insurance 3.0%
Aon PLC	66,964	12,922,713
The Progressive Corp.	161,907	12,941,227
Health care 12.3%		104,756,935

Health care equipment and supplies 5.3%
Abbott Laboratories	116,650	9,810,265
Baxter International, Inc.	134,218	10,992,454
Boston Scientific Corp. (A)	342,869	14,736,510
Medtronic PLC	96,289	9,377,580
Health care providers and services 3.0%
UnitedHealth Group, Inc.	103,676	25,297,981
Life sciences tools and services 1.2%
Agilent Technologies, Inc.	143,754	10,734,111
Pharmaceuticals 2.8%
Eli Lilly & Company	117,282	12,993,673
Pfizer, Inc.	249,639	10,814,361
Industrials 12.3%		104,960,653

Aerospace and defense 5.6%
L3Harris Technologies, Inc.	58,333	11,032,520
Lockheed Martin Corp.	43,178	15,696,930
The Boeing Company	57,992	21,109,668

2	JOHN HANCOCK U.S. QUALITY GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

			Shares	Value
Industrials (continued)
Professional services 2.5%
IHS Markit, Ltd. (A)			155,562	$9,912,411
TransUnion			152,954	11,243,649
Road and rail 4.2%
CSX Corp.			130,648	10,108,236
Norfolk Southern Corp.			46,015	9,172,170
Union Pacific Corp.			98,664	16,685,069
Information technology 37.2%				317,190,171

Communications equipment 1.1%
Cisco Systems, Inc.			165,205	9,041,670
Electronic equipment, instruments and components 1.4%
CDW Corp.			103,744	11,515,584
IT services 19.9%
Accenture PLC, Class A			88,771	16,402,218
Automatic Data Processing, Inc.			81,646	13,498,533
EPAM Systems, Inc. (A)			55,185	9,552,524
Ex-Sigma LLC (A)(B)(C)			510	376,954
Fidelity National Information Services, Inc.			78,052	9,575,419
FleetCor Technologies, Inc. (A)			39,021	10,959,048
Global Payments, Inc.			81,348	13,026,255
Mastercard, Inc., Class A			97,966	25,914,946
PayPal Holdings, Inc. (A)			151,500	17,340,690
Total System Services, Inc.			102,613	13,162,170
VeriSign, Inc. (A)			51,520	10,775,923
Visa, Inc., Class A			169,313	29,384,271
Semiconductors and semiconductor equipment 1.3%
KLA-Tencor Corp.			94,274	11,143,187
Software 13.5%
Adobe, Inc. (A)			62,503	18,416,509
Intuit, Inc.			51,053	13,341,680
Microsoft Corp.			510,338	68,364,878
salesforce.com, Inc. (A)			101,481	15,397,712
Real estate 1.9%				16,023,769

Equity real estate investment trusts 1.9%
American Tower Corp.			78,375	16,023,769

	Yield (%)		Shares	Value
Short-term investments 1.1%				$9,071,961
(Cost $9,071,961)
Money market funds 1.1%				9,071,961

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3057	(D)	9,071,961	9,071,961
Total investments (Cost $673,057,258) 99.7%				$850,892,254
Other assets and liabilities, net 0.3%				2,579,710
Total net assets 100.0%				$853,471,964

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)

Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.

(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	3

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of June 30, 2019, by major security category or type:

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	6-30-19	price	inputs	inputs
Investments in securities:
Assets
Common stocks
Communication services	$95,762,823	$95,762,823	—	—
Consumer discretionary	117,892,262	117,892,262	—	—
Consumer staples	11,334,224	11,334,224	—	—
Financials	73,899,456	73,899,456	—	—
Health care	104,756,935	104,756,935	—	—
Industrials	104,960,653	104,960,653	—	—
Information technology	317,190,171	316,813,217	—	$376,954
Real estate	16,023,769	16,023,769	—	—
Short-term investments	9,071,961	9,071,961	—	—
Total investments in securities	$850,892,254	$850,515,300	—	$376,954

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	—	1,039,262	(1,039,262)	—	—	—	($209)	—	—

Direct placement securities. The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at June 30, 2019.

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund’s net assets	Value as of 6-30-19
Ex-Sigma LLC	10-31-14	$4,726,919	510	510	0.04%	$376,954

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	393Q1	06/19
This report is for the information of the shareholders of John Hancock U.S. Quality Growth Fund.		8/19